FPS SERVICES, INC.
                      3200 Horizon Drive
                  King of Prussia, PA 19406
                         (610) 239-4500
                       RULE 497(j) LETTER

February 13, 1998

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

Re:  Third Avenue Trust (the "Registrant")
     No. 333-20891
     No. 811-8039

Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed electronically via EDGAR on February 9, 1998.

Please contact the undersigned at the above number should you have any questions.

Sincerely,
/s/ Michelle A. Whalen
Michelle A. Whalen
Senior Compliance Administrator

cc:  Ian M. Kirschner, Esq. (Third Avenue Trust)
     Lisa I. Bloomberg, Esq. (Skadden, Arps, Slate, Meagher & Flom LLP)